UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22678

Salient MF Trust

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient MF Trust	K&L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln Street
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/16

Date of reporting period: 03/31/16

Item 1. Schedule of Investments.

SALIENT RISK PARITY FUND

Consolidated Schedule of Investments

March 31, 2016

(Unaudited)

Fair Value
Purchased Swaptions (Cost $7,654,202)	$9,510,621

Total Investments-16.4% (Cost $7,654,202)	9,510,621
Other Assets and Liabilities-83.6%	48,409,683

Total Net Assets-100.0%	$57,920,304

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

See accompanying Notes to Schedules of Investments.

SALIENT RISK PARITY FUND

Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Australia Treasury Bond	June 2016	73	$7,326,514	$109,680
10 Year Canada Bond	June 2016	90	9,777,607	(64,863)
10 Year Japan Government Bond	June 2016	9	12,100,773	31,296
10 Year KTB Future Contract	June 2016	32	3,618,681	13,086
10 Year U.S. Treasury Note	June 2016	297	38,726,015	(44,210)
Amsterdam Exchanges Index	April 2016	2	200,098	(347)
Brent Crude *	April 2016	9	362,970	2,114
CAC 40 10 Euro	April 2016	5	249,354	(3,287)
Cocoa *	May 2016	21	619,500	11,949
Coffee ‘C’ *	May 2016	1	47,794	934
Copper *	May 2016	29	1,582,675	(40,285)
Corn *	May 2016	17	298,775	(16,750)
Cotton NO.2 *	May 2016	9	262,980	(11,464)
E-Mini S&P 500	June 2016	139	14,257,925	306,344
E-Mini S&P Midcap 400	June 2016	4	576,480	11,834
Euro OAT Long Term French Government Bond	June 2016	109	19,623,150	264,335
Euro-BTP Italian Government Bond	June 2016	72	11,518,755	209,463
Euro-Bund	June 2016	58	10,776,887	46,155
FTSE/JSE Top 40 Index	June 2016	36	1,141,780	(4,948)
FTSE/MIB Index	June 2016	1	100,663	(3,026)
Gasoline RBOB *	April 2016	31	1,883,603	143,289
Gold 100 Oz *	June 2016	101	12,479,560	(137,063)
Hang Seng China Enterprises Index	April 2016	16	928,388	28,642
Hang Seng Index	April 2016	6	804,695	16,291
Lean Hogs *	June 2016	18	582,120	1,174
LME Lead *	May 2016	7	297,675	(15,774)
LME Primary Aluminum *	May 2016	10	378,125	(4,043)
LME Primary Nickel *	May 2016	6	304,902	(10,274)
LME Zinc *	May 2016	10	453,063	(5,156)
Long Gilt	June 2016	182	31,681,035	(71,182)
MSCI Taiwan Stock Index	April 2016	32	1,030,400	9,486
Natural Gas *	April 2016	100	1,959,000	159,406
NY Harbor ULSD *	April 2016	1	49,791	2,723
NYMEX WTI Crude *	April 2016	22	843,480	(33,415)
Russell 2000 Mini Index	June 2016	12	1,331,520	59,134
SGX Nifty 50 Index	April 2016	118	1,837,850	17,617
Soybean *	May 2016	33	677,556	12,836
Soybean *	May 2016	24	1,092,900	35,355
Sugar #11 *	April 2016	60	1,031,520	40,958
Tokyo Price Index	June 2016	5	598,729	11,580
Wheat *	May 2016	65	1,538,875	(790)

			$194,954,163	$1,078,804

See accompanying Notes to Schedules of Investments.

SALIENT RISK PARITY FUND

Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

Futures Contracts Sold:
Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
OMXS30 Index	April 2016	3	$49,704	$428
S&P/Toronto Stock Exchange 60 Index	June 2016	14	1,696,904	(3,840)
SGX MSCI Singapore Index	April 2016	10	236,660	(1,079)
Silver *	May 2016	4	309,280	8,660

			$2,292,548	$4,169

*	All or a portion of these investments are held by Salient Risk Parity Offshore Fund, Ltd. (the “Risk Parity Subsidiary”)

Total Return Swap Agreements - Long Positions:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Ibovespa Index	Goldman Sachs	4/13/16	$1,088,594	$191,266
KOSPI 200 Index	Goldman Sachs	6/9/16	1,831,730	16,516

			$2,920,324	$207,782

Over-The-Counter Purchased Swaptions:

Description	Counterparty	Put/Call	Exercise Price	Expiration Date	Notional Value (Local currency)	Premium	Value	Unrealized Appreciation (Depreciation)
The Markit CDX North America High Yield Index	Goldman Sachs International	Call	$80	4/20/16	$10,000,000	$1,677,250	$2,256,664	$579,414
The Markit CDX North America Investment Grade Index	Goldman Sachs International	Call	$250	4/20/16	$33,000,000	1,855,425	2,230,319	374,894
The Markit iTraxx Europe Crossover Index	Goldman Sachs International	Call	€250	4/20/16	€30,000,000	2,111,086	2,621,713	510,627
The Markit iTraxx Europe Index	Goldman Sachs International	Call	€1,000	4/20/16	€9,000,000	2,010,441	2,401,925	391,484

						$7,654,202	$9,510,621	$1,856,419

Forward Foreign Currency Exchange Contracts:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Euro	Goldman Sachs	4/20/16	3,700,000	$4,133,455	$4,211,965	$(78,510)

				$4,133,455	$4,211,965	$(78,510)

See accompanying Notes to Schedules of Investments.

SALIENT RISK PARITY FUND

Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

Allocation of Portfolio Holdings:

Risk Exposure	Notional Value	Percent of Total Derivative Exposure
Commodity Risk	$27,056,144	9.3%
Credit Risk	87,409,300	30.0%
Equity Risk	27,961,474	9.6%
Foreign Exchange Rate Risk	4,133,455	1.4%
Interest Rate Risk	145,149,419	49.7%

Total	$291,709,790	100.0%

See accompanying Notes to Schedules of Investments.

SALIENT TREND FUND

Consolidated Schedule of Investments

March 31, 2016

(Unaudited)

Other Assets and Liabilities-100.0%	$72,243,267

Net Assets-100.0%	$72,243,267

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Canada Bond	June 2016	29	$3,150,562	$(18,840)
10 Year Japan Government Bond	June 2016	22	29,579,668	33,241
10 Year KTB Future Contract	June 2016	18	2,035,508	7,607
10 Year U.S. Treasury Note	June 2016	37	4,824,453	(4,237)
Cocoa *	May 2016	219	6,460,500	(171,825)
E-Mini S&P 500	June 2016	50	5,128,750	30,371
Euro OAT Long Term French Government Bond	June 2016	188	33,845,433	366,329
Euro-BTP Italian Government Bond	June 2016	64	10,238,893	136,774
Euro-Bund	June 2016	67	12,449,162	10,182
Gold 100 Oz *	June 2016	72	8,896,320	(105,458)
Lean Hogs *	June 2016	224	7,244,160	(162,271)
LME Lead *	May 2016	52	2,211,300	(155,374)
Long Gilt	June 2016	17	2,959,218	19,577
NASDAQ 100 E-Mini	June 2016	34	3,043,850	26,428
Soybean *	May 2016	320	6,570,240	114,161
Sugar #11 *	April 2016	357	6,137,544	(165,128)

			$144,775,561	$(38,463)

See accompanying Notes to Schedules of Investments.

SALIENT TREND FUND

Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

Futures Contracts Sold:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Australia Treasury Bond	June 2016	128	$12,846,490	$(86,912)
Amsterdam Exchanges Index	April 2016	15	1,500,734	2,240
ASX SPI 200 Index	June 2016	24	2,329,552	6,261
Brent Crude *	April 2016	63	2,540,790	42,852
CAC 40 10 Euro	April 2016	9	448,838	5,841
Coffee ‘C’ *	May 2016	33	1,577,194	(97,751)
Copper *	May 2016	19	1,036,925	(48,770)
Corn *	May 2016	256	4,499,200	212,705
Cotton NO.2 *	May 2016	259	7,567,980	(125,616)
E-Mini S&P Midcap 400	June 2016	17	2,450,040	(46,212)
FTSE 100 Index	June 2016	16	1,404,521	(3,660)
FTSE/JSE Top 40 Index	June 2016	4	126,864	(412)
FTSE/MIB Index	June 2016	11	1,107,296	503
Gasoline RBOB *	April 2016	12	729,137	1,842
German Stock Index	June 2016	10	2,844,238	(16,352)
Hang Seng China Enterprises Index	April 2016	65	3,771,577	(97,009)
Hang Seng Index	April 2016	7	938,811	(19,263)
IBEX 35 Index	April 2016	21	2,076,156	32,697
ICE Gas Oil *	May 2016	76	2,724,600	20,599
Live Cattle *	June 2016	91	4,514,510	61,386
LME Primary Aluminum *	May 2016	98	3,705,625	(13,278)
LME Primary Nickel *	May 2016	41	2,083,497	79,522
LME Zinc *	May 2016	4	181,225	(2,067)
MSCI Taiwan Stock Index	April 2016	20	644,000	(6,071)
Natural Gas *	April 2016	214	4,192,260	(226,175)
NY Harbor ULSD *	April 2016	7	348,537	10,613
NYMEX WTI Crude *	April 2016	24	920,160	22,420
OMXS30 Index	April 2016	108	1,789,353	9,672
Russell 2000 Mini Index	June 2016	13	1,442,480	(63,949)
S&P/Toronto Stock Exchange 60 Index	June 2016	4	484,830	(262)
SGX MSCI Singapore Index	April 2016	88	2,082,612	(9,752)
SGX Nifty 50 Index	April 2016	340	5,295,500	(51,795)
SGX/FTSE China A50 Index	April 2016	19	182,400	(110)
Silver *	May 2016	48	3,711,360	(5,403)
Soybean *	May 2016	272	7,352,160	(59,914)
Soybean *	May 2016	16	728,600	(31,122)
Tokyo Price Index	June 2016	7	838,221	(3,803)
Wheat *	May 2016	326	7,718,050	(92,793)

			$100,736,323	$(599,298)

*	All or a portion of these investments are held by Salient Trend Offshore Fund Ltd. (the “Trend Subsidiary”).

See accompanying Notes to Schedules of Investments.

SALIENT TREND FUND

Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

Total Return Swap Agreements - Short Positions:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Ibovespa Index	Goldman Sachs	4/13/16	$893,205	$(117,589)
KOSPI 200 Index	Goldman Sachs	6/9/16	2,478,223	(50,988)

			$3,371,428	$(168,577)

Allocation of Portfolio Holdings:

Risk Exposure	Notional Value	Percent of Total Derivative Exposure
Commodity Risk	$93,651,874	37.6%
Equity Risk	43,302,051	17.4%
Interest Rate Risk	111,929,387	45.0%

Total	$248,883,312	100.0%

See accompanying Notes to Schedules of Investments.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares/Units	Fair Value
Master Limited Partnerships and Related Companies-97.5%
Diversified Energy-31.8%
United States-31.8%
Enbridge Energy Management, L.L.C.(1)(2)	3,535,723	$63,466,228
Energy Transfer Partners, L.P.(2)	309,986	10,024,947
Enterprise Products Partners L.P.(2)	1,026,327	25,268,171
Kinder Morgan, Inc.	511,786	9,140,498
NGL Energy Partners LP(2)	1,039,148	7,814,393
ONEOK, Inc.	2,508,105	74,892,015
SemGroup Corporation	1,573,168	35,238,963
The Williams Companies, Inc.	4,221,297	67,836,243

		293,681,458

Gathering & Processing-12.2%
United States-12.2%
Antero Midstream Partners LP(2)	749,013	16,560,677
EnLink Midstream, LLC	3,471,951	39,059,450
Summit Midstream Partners, LP(2)	288,608	4,900,564
Targa Resources Corp.	1,282,142	38,284,760
Western Gas Equity Partners, LP(2)	397,524	14,167,755

		112,973,206

Liquids Transportation & Storage-17.5%
United Kingdom-4.4%
VTTI Energy Partners LP(2)	2,230,792	41,269,652

United States-13.1%
ARC Logistics Partners LP(2)	240,006	2,455,261
Buckeye Partners, L.P.(2)	121,997	8,288,476
Genesis Energy, L.P.(2)	451,029	14,338,212
Magellan Midstream Partners, L.P.(2)	75,843	5,217,998
MPLX LP	457,029	13,569,191
Plains GP Holdings, L.P., Class A	7,530,601	65,440,924
Sunoco Logistics Partners L.P.(2)	496,660	12,451,266

		163,030,980

Natural Gas Pipelines & Storage-9.6%
United States-9.6%
EQT Midstream Partners, LP	183,205	13,635,948
Spectra Energy Corp.	1,813,230	55,484,838
Tallgrass Energy Partners, LP(2)	508,403	19,482,003

		88,602,789

Oil Gas & Consumable Fuels-13.5%
United States-13.5%
Dominion Midstream Partners, LP(2)	444,236	14,992,965
Energy Transfer Equity, L.P.(2)	244,487	1,743,192
EQT GP Holdings, LP(2)	300,626	8,107,883
Magellan Midstream Partners, L.P.(2)	103,287	7,106,146
PBF Logistics LP(2)	102,039	1,922,415
Rice Midstream Partners LP(2)	666,409	9,922,830
Shell Midstream Partners, L.P.(2)	500,215	18,312,871
Tallgrass Energy GP, LP(2)	3,428,719	63,362,727

		125,471,029

See accompanying Notes to Schedules of Investments.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Schedule of Investments, continued

March 31, 2016

(Unaudited)

	Shares/Units	Fair Value
Tankers-4.0%
Bermuda-2.5%
Golar LNG Partners L.P.(2)	1,593,436	$23,407,575

Republic of the Marshall Islands-0.5%
Teekay Offshore Partners L.P.(2)	884,417	5,014,644

United States-1.0%
Capital Product Partners L.P.(2)	3,034,816	9,590,019

		38,012,238

Transportation Infrastructure-5.0%
United States-5.0%
Macquarie Infrastructure Company LLC	691,551	46,638,199

		46,638,199

Utilities-3.9%
United States-3.9%
NRG Yield, Inc., Class A	1,408,355	19,111,377
NRG Yield, Inc., Class C	1,171,858	16,687,258

		35,798,635

Total Master Limited Partnerships and Related Companies (Cost $1,357,969,157)		904,208,534

Total Investments-97.5% (Cost $1,357,969,157)		904,208,534
Other Assets and Liabilities-2.5%		23,495,307

Total Net Assets-100.0%		$927,703,841

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(1)	Distributions are paid-in-kind.
(2)	Non-income producing security.

Written Options:

Description	Put/Call	Exercise Price	Expiration Date	Number of Contracts	Premium	Fair Value	Unrealized Appreciation (Depreciation)
EQT Midstream Partners, LP	Call	$80.00	4/15/2016	610	$116,105	$(35,075)	$81,030
Golar LNG Partners, LP	Call	17.50	4/15/2016	5,523	216,550	—	216,550
Macquarie Infrastructure Company LLC	Call	70.00	4/15/2016	173	8,946	(6,488)	2,458
Spectra Energy Corp.	Call	32.00	4/15/2016	126	3,050	(1,890)	1,160
Summit Midstream Partners, LP	Call	17.50	5/20/2016	577	39,748	(56,258)	(16,510)
The Williams Companies, Inc.	Call	19.00	4/15/2016	7,350	541,827	(110,249)	431,578

					$926,226	$(209,960)	$716,266

See accompanying Notes to Schedules of Investments.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Schedule of Investments, continued

March 31, 2016

(Unaudited)

Allocation of Portfolio Holdings:

Salient MLP & Energy Infrastructure Fund II invested in the following industries as of March 31, 2016:

	Value	% of Total Investments
Diversified Energy	$293,681,458	32.4%
Gathering & Processing	112,973,206	12.5%
Liquids Transportation & Storage	163,030,980	18.0%
Natural Gas Pipelines & Storage	88,602,789	9.8%
Oil Gas & Consumable Fuels	125,471,029	13.8%
Tankers	38,012,238	4.3%
Transportation Infrastructure	46,638,199	5.2%
Utilities	35,798,635	4.0%

Total	$904,208,534	100.0%

Salient MLP & Energy Infrastructure Fund II invested in securities with exposure to the following countries as of March 31, 2016:

	Value	% of Total Investments
Bermuda	$23,407,575	2.6%
Republic of the Marshall Islands	5,014,644	0.6%
United Kingdom	41,269,652	4.6%
United States	834,516,663	92.2%

Total	$904,208,534	100.0%

See accompanying Notes to Schedules of Investments.

SALIENT BROADMARK TACTICAL PLUS FUND

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares/Principal
	Amount	Fair Value
Money Market Fund-95.6%
United States-95.6%
Fidelity Institutional Prime Money Market Fund, 0.10%(1)	21,216,531	$21,216,531

Total Money Market Fund (Cost $21,216,531)		21,216,531

U.S. Treasury Obligation-0.9%
United States-0.9%
U.S. Treasury Bill, 0.15%(2), 6/2/16	$200,000	199,948

Total U.S. Treasury Obligation (Cost $199,873)		199,948

Total Investments-96.5% (Cost $21,416,404)		21,416,479
Other Assets and Liabilities-3.5%		771,560

Total Net Assets-100.0%		$22,188,039

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(1)	The rate shown is the 7-day effective yield as of March 31, 2016.
(2)	Rate represents the effective yield at purchase.

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500	June 2016	137	$14,052,775	$13,373
Japanese Yen Future	June 2016	19	2,114,700	(26,812)
Mini MSCI Emerging Markets Index Future	June 2016	72	3,002,040	46,722
NASDAQ 100 E-Mini	June 2016	32	2,864,800	23,762

			$22,034,315	$57,045

Allocation of Portfolio Holdings:

Risk Exposure	Notional Value	Percent of Total Derivative Exposure
Equity Risk	$19,919,615	90.4%
Foreign Exchange Rate Risk	2,114,700	9.6%

Total	$22,034,315	100.0%

See accompanying Notes to Schedules of Investments.

SALIENT BROADMARK TACTICAL PLUS FUND

Schedule of Investments, continued

March 31, 2016

(Unaudited)

Salient Broadmark Tactical Plus Fund invested in the following industries as of March 31, 2016:

	Value	% of Total Investments
Money Market Fund	$21,216,531	99.1%
U.S. Treasury Obligation	199,948	0.9%

Total	$21,416,479	100.0%

Salient Broadmark Tactical Plus Fund invested in securities with exposure to the following countries as of March 31, 2016:

	Value	% of Total Investments
United States	$21,416,479	100.0%

Total	$21,416,479	100.0%

See accompanying Notes to Schedules of Investments.

SALIENT MF TRUST

Notes to Schedules of Investments

March 31, 2016

(Unaudited)

(1) ORGANIZATION

Salient MF Trust (the “Trust”) was organized on November 15, 2011 as a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2016, the Trust is comprised of four funds. The accompanying Schedules of Investments are presented for the following funds (individually a “Fund” and collectively the “Funds”):

Fund	Short Name	Commencement of Operations
Salient Risk Parity Fund	Risk Parity Fund	July 9, 2012
Salient Trend Fund	Trend Fund	January 2, 2013
Salient MLP & Energy Infrastructure Fund II	MLP Energy Fund	September 19, 2012
Salient Broadmark Tactical Plus Fund	Broadmark Fund	December 15, 2014

The Risk Parity Fund, the Trend Fund, and the MLP Energy Fund are classified as non-diversified under the 1940 Act. The Broadmark Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest (“Shares”) with no par value. The Funds offer Class A, Class C, and Class I shares. Additionally, the MLP Energy Fund offers Class R6 Shares and the Broadmark Fund offers Class F Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses, sales charges, distribution, and exclusive rights to vote on matters affecting only individual classes. Class A Shares have a maximum sales charge of 5.50% as a percentage of the offering price on investments of less than $1 million (no sales charge for investments of $1 million or more). Class A Shares and Class C Shares are subject to a maximum contingent deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares are offered without any front-end sales charge. No sales charges are assessed with respect to Class I Shares, Class R6 Shares and Class F Shares of the Funds.

The Risk Parity Fund’s investment objective is to seek long term capital appreciation by constructing a portfolio that balances equal risk exposure to a set of equities, commodities, interest rates, and momentum. The Trend Fund’s investment objective is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures. The Trend Fund seeks to achieve this goal by constructing a portfolio that captures short, medium and long term price trends. The MLP Energy Fund’s investment objective is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders. The Broadmark Fund’s investment objective is to produce, in any market environment, above-average risk adjusted returns and less downside volatility than the S&P 500 Index. The board of trustees (each member thereof a “Trustee” and, collectively, the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, LP (“Salient Adviser”) for the Risk Parity Fund, Trend Fund, and Broadmark Fund and Salient Capital Advisors, LLC (“SCA”) for the MLP Energy Fund to manage each Fund’s portfolio and operations. Salient Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. SCA is a Texas limited liability company that is registered as an investment adviser under the Advisers Act and the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. Under the Investment Management Agreement, Salient Adviser and SCA are responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Funds’ investment programs subject to the ultimate supervision of the Board. Broadmark Asset Management LLC (the “Sub-Adviser”) serves as the sub-advisor to the Broadmark Fund.

SALIENT MF TRUST

Notes to Schedules of Investments, continued

March 31, 2016

(Unaudited)

Under the Trust’s organizational document, the Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Trust and/or the Funds. However, based on experience, management expects that risk of loss to be remote.

Salient Risk Parity Offshore Fund, Ltd. (the “Risk Parity Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. The Risk Parity Subsidiary is wholly-owned by the Risk Parity Fund, and is therefore consolidated in the Risk Parity Fund’s consolidated financial statements. The Risk Parity Subsidiary was formed on July 13, 2012, and has been consolidated since its formation. The Risk Parity Fund invests in the Risk Parity Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Risk Parity Fund” includes both the Risk Parity Fund and the Risk Parity Subsidiary.

Salient Trend Offshore Fund, Ltd. (the “Trend Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. The Trend Subsidiary is wholly-owned by the Trend Fund, and is therefore consolidated in the Trend Fund’s consolidated financial statements. The Trend Subsidiary was formed on August 16, 2012, and has been consolidated since its formation. The Trend Fund invests in the Trend Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to RICs. Where the context requires, the “Trend Fund” includes both the Trend Fund and the Trend Subsidiary.

The MLP Energy Fund may have invested up to 25% of its total assets in Salient MLP & Energy Infrastructure Fund II, Inc. (the “MLP Subsidiary”). The MLP Subsidiary, which was wholly-owned by the MLP Energy Fund, and therefore consolidated in the MLP Energy Fund’s consolidated financial statements, was organized under the laws of the state of Delaware and for federal income tax purposes as a Subchapter “C” corporation. The MLP Subsidiary was formed on September 19, 2012, and had been consolidated since its formation until its liquidation in September 2014. The MLP Energy Fund invested in the MLP Subsidiary in order to gain additional exposure to equity or debt securities of various master limited partnerships. Where the context requires, the “MLP Energy Fund” includes both the MLP Energy Fund and the MLP Subsidiary. In July, 2014, SCA made the decision to liquidate the MLP Subsidiary and simultaneously transfer the investments held to the MLP Energy Fund. The orderly liquidation was completed on September 2, 2014. As such, MLP Energy Fund is presented on an individual fund basis. See note 4 for additional tax disclosures related to the transfer of investments held by the MLP Subsidiary to the MLP Energy Fund.

The Broadmark Fund is not invested in a wholly-owned subsidiary and is presented on an individual fund basis.

For convenience, reference to the Schedules of Investments shall include those consolidated and on an individual fund basis, as the context requires.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedules of Investments reflect the financial positions of the Risk Parity Fund and the Risk Parity Subsidiary, the Trend Fund and the Trend Subsidiary, each on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation. The MLP Energy Fund and the Broadmark Fund are presented on an individual fund basis. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

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(b) CASH EQUIVALENTS

The Funds consider all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

Security transactions are accounted for on a trade date basis. Realized gains and losses are reported using the specific identification cost basis.

(d) INVESTMENT VALUATION

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Funds’ valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by Salient Adviser and SCA of the Funds’ valuation policies.

The Board has authorized Salient Adviser and SCA to each establish a valuation committee (the “Adviser Valuation Committee”), which includes representatives from each Fund’s investment adviser. The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by Salient Adviser, SCA, or Citi Fund Services Ohio, Inc., the Funds’ independent administrator (the “Administrator”).

To the extent that the price of a security cannot be determined applying the methods described below, the Adviser Valuation Committee in conjunction with the Administrator will determine the price of the security pursuant to the fair value procedures approved by the Board.

Investments held by the Funds are valued as follows:

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Funds value these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Funds use the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price.

As of the close of regular trading on the New York Stock Exchange (the “NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the valuation date, or if there is no sale on the valuation date, at the mean of the closing bid and ask prices. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1 in the fair value hierarchy. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Adviser Valuation Committee determines that closing prices do not reflect the fair value of the securities,

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the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what the Adviser Valuation Committee believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures contracts are generally categorized as Level 2 in the fair value hierarchy.

•

PUBLICLY-TRADED EQUITY SECURITIES ACQUIRED IN A DIRECT PLACEMENT TRANSACTION—Such securities may be subject to restrictions on resale that can affect the security’s liquidity and fair value. Such securities that are convertible or otherwise will become freely tradable will be valued based on the market value of the freely tradable security less an applicable restriction discount. Generally, the discount will initially be equal to the discount at which the Fund purchased the securities and thereafter will be periodically reassessed and likely reduced over the anticipated restricted period. Equity securities are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs utilized in determining the value of such securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is calculated using the current day’s spot rate, and the 30 to 720 day forward rates converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of the posted market on the exchange on which they are listed and are typically categorized as Level 1 in the fair value hierarchy. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask prices provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Swaptions are traded on an over-the-counter market, and are generally valued using quotations from an approved independent pricing service. If no such quotation is available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swaption) and an attempt is made to obtain at least one other broker quote on the valuation date. If there is a significant discrepancy between the counterparty and the other available broker quote, the Adviser will attempt to obtain third party pricing service information if available. If no such price is available on the valuation date, the Adviser

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Valuation Committee in conjunction with the Administrator will determine the fair value of such swaptions in good faith using information that is available at such time. Such fair valued swaptions are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange are determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Securities for which independent pricing services are not available are valued pursuant to the valuation procedures approved by the Board and are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

•

OTHER— Investments in open-end RICs that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments. Investments in private placement securities and other securities for which market quotations are not readily available will be valued in good faith by using fair value procedures approved by the Board. Such fair value procedures may consider among other factors discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating, and an analysis of the issuer’s financial statements and reports. If events occur that affect the value of the Funds’ securities before the net asset value has been calculated, the securities so affected will generally be priced using fair value procedures. Such investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) MASTER LIMITED PARTNERSHIPS

Entities commonly referred to as Master Limited Partnerships (“MLPs”) are generally organized under state law as limited partnerships or limited liability companies. The MLP Energy Fund invests in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least

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90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLP Energy Fund’s investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(g) RESTRICTED AND ILLIQUID SECURITIES

The MLP Energy Fund may invest up to 15% of its total assets in unregistered or otherwise restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within a reasonable amount of time in the ordinary course of business. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by SCA based on procedures approved by the Board. Therefore, not all restricted securities are considered illiquid.

As of March 31, 2016, the MLP Energy Fund did not hold restricted securities.

(h) USE OF ESTIMATES

The Schedules of Investments have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedules of Investments. Actual results may differ from those estimates and such differences may be significant.

(i) DERIVATIVE INSTRUMENTS

The Funds may invest in derivatives in order to meet their investment objectives. The risk in using derivatives varies depending upon the structure of the instruments. All open derivative positions at period-end are presented in the Funds’ Schedules of Investments. The following is a description of the derivative instruments the Funds utilize, including the primary underlying risk exposures related to each instrument type.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Risk Parity Fund enters into forward foreign currency exchange contracts in connection with its investment objective in order to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains

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or losses until the contract settlement date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Risk Parity Fund, the Trend Fund, and the Broadmark Fund invest in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) on futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

OPTIONS—The MLP Energy Fund writes equity call options with the purpose of generating realized gains from premiums as a means to enhance distributions to the Fund’s common shareholders. The Broadmark Fund may purchase and write put and call options on broad-based stock indices and on individual securities as part of its investment strategy and for hedging purposes. The Risk Parity Fund may purchase and write options, including swaptions, as part of its investment strategy.

Options are secured by investments, as detailed in the Funds’ Schedules of Investments. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. A put option gives the holder of such put option the right to sell the underlying security to the writer of such put option at a specified price at any time during the term of the option. When purchasing options, the Funds pay a premium which is recorded as the cost basis of the option and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When Funds write an option, an amount equal to the net premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine the realized gains or losses. As the writer of a covered call option, during the option’s life, the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but the Fund retains the risk of loss should the price of the underlying security decline.

A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index.

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The Risk Parity Fund had the following transactions in swaptions during the period ended March 31, 2016:

Risk Parity Fund	Notional Value	Premiums Paid
Swaptions outstanding at December 31, 2015	$85,280,130	$8,942,014
Swaptions purchased	87,409,300	7,654,202
Swaptions closed	(85,280,130)	(8,942,014)

Swaptions outstanding at March 31, 2016	$87,409,300	$7,654,202

The MLP Energy Fund had the following transactions in written call options during the period ended March 31, 2016:

MLP Energy Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	—	$—
Options written	66,086	4,171,097
Options exercised	(10,970)	(908,446)
Options expired	(27,263)	(1,244,443)
Options closed	(13,494)	(1,091,982)

Options outstanding at March 31, 2016	14,359	$926,226

The Broadmark Fund had the following transactions in purchased put and call options during the period ended March 31, 2016:

Broadmark Tactical Plus Fund	Number of Contracts	Premiums Paid
Options outstanding at December 31, 2015	—	$—
Options purchased	1,750	1,572,086
Options expired	(260)	(200,718)
Options closed	(1,490)	(1,371,368)

Options outstanding at March 31, 2016	—	$—

The Broadmark Fund had the following transactions in written put and call options during the period ended March 31, 2016:

Broadmark Tactical Plus Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	—	$—
Options written	279	99,248
Options expired	(49)	(15,876)
Options closed	(230)	(83,372)

Options outstanding at March 31, 2016	—	$—

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SWAP AGREEMENTS—As of March 31, 2016, the Risk Parity Fund and the Trend Fund invested in total return swap agreements in accordance with their investment objectives to gain exposure to a variety of non-traditional risk premiums.

A total return swap is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other at periodic settlement dates, resulting in a single amount that is either due to or from each party.

Total return swaps are subject to counterparty risk, market risk and interest rate risk. Total return swaps utilized by the Funds may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Funds consider the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates. The Funds may use various techniques to minimize credit risk including early termination or periodic reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for total return swaps.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of March 31, 2016, and where such derivatives are recorded:

	Assets			Liabilities
Fund	Fair Value of Options Contracts	Unrealized appreciation on Futures Contracts	Unrealized Gain on Swap Agreements	Fair Value of Options Contracts	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	Unrealized depreciation on Futures Contracts	Unrealized Loss on Swap Agreements
Commodity Risk Exposure:
Risk Parity Fund	$—	$419,398	$—	$—	$—	$275,014	$—
Trend Fund	—	566,100	—	—	—	1,462,945	—
Credit Risk Exposure:
Risk Parity Fund	9,510,621	—	—	—	—	—	—
Equity Risk Exposure:
Risk Parity Fund	—	461,356	207,782	—	—	16,527	—
Trend Fund	—	114,013	—	—	—	318,650	168,577
MLP Energy Fund	—	—	—	209,960	—	—	—
Broadmark Fund	—	83,857	—	—	—	26,812	—
Foreign Exchange Rate Risk Exposure:
Risk Parity Fund	—	—	—	—	78,510	—	—
Interest Rate Risk Exposure:
Risk Parity Fund	—	674,015	—	—	—	180,255	—
Trend Fund	—	573,710	—	—	—	109,989	—

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(j) CFTC REGULATION

The CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

With respect to the MLP Energy Fund, SCA has claimed an exemption from the definition of the term “commodity pool operator” under CFTC Regulation 4.5 of the Commodity Exchange Act (“CEA”). As such, the MLP Energy Fund is not currently subject to registration or regulation as commodity pools under the CEA.

With respect to the Risk Parity Fund and the Trend Fund, Salient Adviser has not renewed, or with respect to the Broadmark Fund, made an initial filing under CFTC Regulation 4.5 of the CEA. Salient Adviser meets the definition of a commodity pool operator with respect to these Funds, and each will be subject to regulation by the CFTC as commodity pools.

(3) FAIR VALUE MEASUREMENTS

The Funds define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used to determine the fair value of the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 —	investments with significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds disclose transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

For the period ended March 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

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The following is a summary categorization of the Funds’ investments based upon the inputs utilized in determining the value of such investments as of March 31, 2016. The breakdown by category of equity securities is disclosed in the Schedules of Investments.

	LEVEL 1		LEVEL 2		Total
Fund Name	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Risk Parity Fund
Swaptions	$—	$—	$9,510,621	$—	$9,510,621	$—
Futures Contracts	—	1,082,973	—	—	—	1,082,973
Total Return Swap Agreements	—	207,782	—	—	—	207,782
Forward Foreign Currency
Exchange Contracts	—	—	—	(78,510)		(78,510)

Total	$—	$1,290,755	$9,510,621	$(78,510)	$9,510,621	$1,212,245

Trend Fund
Futures Contracts	$—	$(637,761)	$—	$—	$—	$(637,761)
Total Return Swap Agreements	—	(168,577)	—	—	—	(168,577)

Total	$—	$(806,338)	$—	$—	$—	$(806,338)

MLP Energy Fund
Master Limited Partnerships and
Related Companies	$904,208,534	$—	$—	$—	$904,208,534	$—
Options Contracts	—	(209,960)	—	—	—	(209,960)

Total	$904,208,534	$(209,960)	$—	$—	$904,208,534	$(209,960)

Broadmark Fund
Money Market Fund	$21,216,531	$—	$—	$—	$21,216,531	$—
U.S. Treasury Obligation	—	—	199,948	—	199,948	—
Futures Contracts	—	57,045	—	—	—	57,045

Total	$21,216,531	$57,045	$199,948	$—	$21,416,479	$57,045

^

Other financial instruments include any derivative instruments not reflected in the Schedules of Investments as Investment Securities, such as forward foreign currency exchange contracts, futures contracts, swap agreements and written options. These investments are generally presented as other assets and liabilities in the Schedules of Investments at the unrealized gain or loss on the investment.

(4) FEDERAL INCOME TAXES

At March 31, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Risk Parity	$7,654,202	$1,856,419	$—	$1,856,419
MLP Energy Fund	1,411,567,727	12,342,955	(519,702,148)	(507,359,193)
Broadmark Fund	21,416,404	75	—	75

(5) RISK CONSIDERATIONS

The following summary of certain common principal risk factors is not meant to be comprehensive of each Fund’s risks.

(a) GENERAL MARKET RISK

An investment in the Funds’ Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ Shares. An investment in the Funds’ Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

SALIENT MF TRUST

Notes to Schedules of Investments, continued

March 31, 2016

(Unaudited)

(b) CONCENTRATION RISK

The MLP Energy Fund’s investment portfolio is concentrated in MLPs and energy infrastructure companies in the group of industries that comprise the energy infrastructure sector. The focus of the portfolio on a specific industry or industries within the energy infrastructure sector may present more risks than if the portfolio were broadly diversified over numerous sectors of the economy. A downturn in one or more industries within the energy infrastructure sector would have a larger impact on the MLP Energy Fund than on an investment company that does not concentrate solely in MLPs and energy infrastructure companies. To the extent that the MLP Energy Fund invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the MLP Energy Fund may be more susceptible than more widely diversified investment companies to any single economic, political, or regulatory occurrence.

(c) CURRENCY RISK

Currency risk refers to the possibility that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions.

(d) LEVERAGE RISK

Financial leverage represents the leveraging of the Funds’ investment portfolio. The use of leverage can amplify losses. Unless the income and capital appreciation, if any, on securities acquired with the proceeds from financial leverage exceed the costs of such financial leverage, the use of leverage could cause the Funds’ net asset value to decline. When financial leverage is used, the net asset value and market value of the Funds’ Shares will be more volatile. There is no assurance that the Funds’ use of financial leverage will be successful.

(e) DERIVATIVES RISK

The Funds may purchase and sell derivative instruments (including, but not limited to, options, futures contracts, forward foreign currency exchange contracts and swap agreements). The use of derivatives has risks, including high price volatility, government intervention, non-performance by the counterparty, the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and the illiquidity of the derivative investments. Furthermore, the ability to successfully use these techniques depends on Salient Adviser’s and SCA’s ability to predict pertinent market movements, which cannot be assured. The use of derivatives may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that the Funds might otherwise sell. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to derivative transactions are not otherwise available to the Funds for investment purposes.

(5) SUBSEQUENT EVENT

Effective May 1, 2016, the name of each Fund set forth below changed to correspond with the following table:

Current Fund Name	Fund Name Effective May 1, 2016
Salient Risk Parity Fund	Salient Adaptive Growth Fund
Salient MLP & Energy Infrastructure Fund II	Salient MLP & Energy Infrastructure Fund
Salient Broadmark Tactical Plus Fund	Salient Tactical Plus Fund

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient MF Trust

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 26, 2016

By (Signature and Title)	/s/ Christopher R. Arnold
Christopher R. Arnold
Principal Financial Officer

Date: May 26, 2016